As filed with the Securities and Exchange Commission on November 27, 2017

Registration Nos.          333-149362
811-04328

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ ]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 16	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ ]

Amendment No. 35	[X]

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE
(SEPARATE ACCOUNT B)
(Exact Name of Registrant)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

40 Wall Street, New York, New York 10005
(Address of Depositor's Principal Executive Offices)

(212) 858-8200
(Depositor's Telephone Number, including Area Code)

Knut A. Olson
Foresters Life Insurance and Annuity Company
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copies of all communications to:

Mary Carty, Esq. Foresters Financial 40 Wall Street New York, NY 10005	Mark Amorosi, Esq. K&L Gates LLP 1601 K Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):

[_] Immediately upon filing pursuant to paragraph (b) of Rule 485

[X] On December 27, 2017 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of Securities Being Registered:  An indefinite amount of units of interest in First Investors Life Level Premium Variable Life Insurance (Separate Account B) under variable life insurance policies.

EXPLANATORY COMMENT

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 (File No. 333-149362) filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, on September 29, 2017.  Post-Effective Amendment No. 15 was scheduled to become effective on November 28, 2017.  Parts A and B of Post-Effective Amendment No. 15 are incorporated by reference herein.  As stated on the cover page to this filing, this Post-Effective Amendment No. 16 is intended to become effective on December 27, 2017.

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE
(SEPARATE ACCOUNT B)
PART C:  OTHER INFORMATION
Item 26.                  Exhibits
(a)	Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account B. /1/
(b)	Not applicable.
(c)	Underwriting Agreement between First Investors Life Insurance Company, First Investors Life Level Premium Variable Life Insurance (Separate Account B) and First Investors Corporation. /3/
(d)
Specimen of fully underwritten and non-medically underwritten Individual Level Premium Variable Life Policy issued by First Investors Life Insurance Company for participation in Separate Account B. /6/

(e)	Form of application used with Policies. /6/
(f)	(1)	Declaration of Intention and Charter of First Investors Life Insurance Company. /1/
(i)	Certificate of Amendment. /1/
(ii)	Certificate of Amendment. /1/
(iii)	Certificate of Amendment. /1/
(iv)	Certificate of Amendment. /1/
(v)	Certificate of Amendment. /4/
(2)	By‑laws of First Investors Life Insurance Company. /1/
(i)	Amendment of By-laws. /4/
(g)	Not applicable.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.
(k)	Opinion and consent of counsel. /2/
(l)	Not applicable.
(m)	Not applicable.
(n)	Consents of Independent Public Accountants. /6/
(o)	Financial Statements. /6/
(p)	Not applicable.
(q)	The Registrant claims an exemption pursuant to Rule 6e-2(b)(12)(ii) under the 1940 Act with respect to all procedures disclosed in this Registration Statement.
(r)	Powers of Attorney for Craig D. Cloyed, Steven Guterman, Martha E. Marcon, Loretta McCarthy and Paul D. Reaburn. /5/
________________________________________
/1/
Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 filed by First Investors Life Insurance Company on behalf of First Investors Life Level Premium Variable Life Insurance (Separate Account B) on May 19, 1997 (File Nos. 002-98410; 811-04328).

/2/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement filed on June 10, 2008.
/3/	Incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement filed on April 28, 2011.
/4/	Incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement filed on October 30, 2015.
/5/	Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement filed on September 29, 2017.
/6/	To be filed by amendment.

Item 27.          Directors and Officers of the Depositor

The following are the Directors and Officers of Foresters Life Insurance and Annuity Company (unless otherwise noted, an individual’s business address is 40 Wall Street, New York, New York 10005).

Name and Principal Business Address	Position and Office with Foresters Life Insurance and Annuity Company
Carol Lerner Brown	Secretary
Craig D. Cloyed	Director
William H. Drinkwater	Senior Vice President and Chief Actuary
Dianne Fox	Vice President, Insurance Operations
Francis X. Gannon Raritan Plaza 1 Edison, NJ 08837	Chief Financial Officer and Treasurer
Steven Guterman	Director
Jason Helbraun	Assistant Vice President
Mehul N. Kapadia	Chief Information Officer and Vice President, IT & Business Transformation
Martha E. Marcon	Director
Loretta McCarthy	Director
Knut A. Olson	President and Director
Jeremy W. Ragsdale	Vice President, Product Development & Pricing
Paul D. Reaburn	Director
David Schimmel Raritan Plaza 1 Edison, NJ 08837	Vice President
John Shey	Assistant Vice President

Item 28.          Persons Controlled by or Under Common Control with the Depositor orRegistrant

Registrant is a Separate Account of Foresters Life Insurance and Annuity Company, the Depositor, and, as such, might be deemed to be controlled by Foresters Life Insurance and Annuity Company.  Foresters Life Insurance and Annuity Company’s parent company is Foresters Financial Holding Company, Inc. (FFHC) (Delaware), a holding company.  Set forth below are all persons controlled by FFHC:

Foresters Investor Services, Inc. (New York).  Ownership: 100% owned by FFHC; Principal Business: Transfer Agent; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Financial Services, Inc. (New York).  Ownership:  100% owned by FFHC; Principal Business: Broker-Dealer; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Investment Management Company, Inc. (New York).  Ownership: 100% of voting common stock owned by FFHC; Principal Business: Investment Advisor; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Advisory Services, LLC (Delaware).  Ownership: 100% owned by FFHC; Principal Business: Investment Advisor; Affiliate of Foresters Life Insurance and Annuity Company.

FFHC’s parent company is The Independent Order of Foresters (Canada), a fraternal benefit society.  The organizational chart below sets forth all persons that are controlled by The Independent Order of Foresters.

None of the persons identified in this Item is a subsidiary of the Registrant.  Therefore, the only financial statements filed are those of the Registrant and Foresters Life Insurance and Annuity Company.

*The organizational chart below is current as of September 26, 2017.

*	Formerly named Aegon Fund Management Inc./Aegon Gestion de fonds Inc.
**	Formerly named Aegon Capital Management Inc./Aegon Gestion de capitaux Inc.
***	Company is inactive

Item 29.          Indemnification

Article V of the By‑Laws of Foresters Life Insurance and Annuity Company provides as follows:

Section 5.6     Indemnification of Directors, Officers and Employees.  Any person made, or threatened to be made, a party to an action or proceeding (including, without limitation, one by or in the right of the Corporation to procure a judgment in its favor), whether civil, criminal, administrative or investigative, including an appeal therein, by reason of the fact that he or she, his or her testator or testatrix or intestate then is or was a director, officer or employee of the Corporation, or then serves or has served any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, in any capacity at the request of the Corporation, shall be indemnified by the Corporation against expenses, judgments, fines, attorney’s fees, and amounts paid in settlement to the full extent that officers, directors and employees are permitted to be indemnified by the laws of the State of New York.  The provisions of this section shall not adversely affect any right to indemnification which any person may have apart from the provisions of this section.  The Corporation may also provide for indemnification and advancement of expenses to any director or officer to the extent provided in a resolution of shareholders, resolution of directors or an agreement providing for such indemnification.

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

The directors and officers of Foresters Life Insurance and Annuity Company are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 30.          Principal Underwriter

(a)           Foresters Financial Services, Inc., Underwriter of the Registrant, is also underwriter for:

First Investors Equity Funds
First Investors Income Funds
First Investors Tax Exempt Funds
First Investors Life Variable Annuity Fund A
First Investors Life Variable Annuity Fund C
First Investors Life Variable Annuity Fund D
First Investors Life Separate Account E

(b)	The following persons are the officers and directors of Foresters Financial Services, Inc.:

(The principal business address of each director and officer listed below is c/o Foresters Legal Department, 40 Wall Street, New York, New York 10005.)

Name and Principal Business Address	Position and Office with Foresters Financial Services, Inc.

Carol Lerner Brown	Assistant Secretary

Francis X. Gannon	Chief Financial Officer and Treasurer

Laury Heydon-O’Neil	Vice President - Marketing

Frederick Miller	Senior Vice President

Larry Noyes	President and Director

Elizabeth Reilly	Vice President

Mark Segal	Assistant Vice President

Marjorie Solowey	Vice President

Jay Stainsby	Assistant Secretary

William J. Vogt	Vice President

(c)     Not Applicable.

Item 31.          Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by Foresters Life Insurance and Annuity Company at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage); and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 32.          Management Services

Not applicable.

Item 33.          Fee Representation

Registrant hereby makes the following representation:

Representation Regarding Reasonableness of Aggregate Policy Fees and Charges Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940.

Foresters Life Insurance and Annuity Company (“Foresters Life and Annuity”) represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Foresters Life and Annuity under the Policies.  This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus and statement of additional information contained herein, or any variations therein, based on supplements, endorsements, or riders to any Policy, prospectus, statement of additional information or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Messrs. Gannon and Olson), on this 27th day of November, 2017.

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE (SEPARATE ACCOUNT B) (Registrant)

BY: FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
/s/ Knut A. Olson (Depositor) (On behalf of the Registrant and itself)

By:	/s/ Knut A. Olson
Knut A. Olson President and Director

As required by the 1933 Act, this Amendment to the Registrant’s Registration Statement on Form N-6 has been signed below by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Knut A. Olson Knut A. Olson	President and Director	November 27, 2017
/s/ Francis X. Gannon Francis X. Gannon	Chief Financial Officer and Treasurer	November 27, 2017
/s/ William H. Drinkwater William H. Drinkwater	Senior Vice President and Chief Actuary	November 27, 2017
/s/ Clarice Ma Clarice Ma	Assistant Vice President – Assistant Comptroller	November 27, 2017
/s/ Craig D. Cloyed Craig D. Cloyed*	Director	November 27, 2017
/s/ Steven Guterman Steven Guterman*	Director	November 27, 2017
/s/ Martha E. Marcon Martha E. Marcon*	Director	November 27, 2017
/s/ Loretta McCarthy Loretta McCarthy*	Director	November 27, 2017

/s/ Paul D. Reaburn Paul D. Reaburn*	Director	November 27, 2017

* By:  /s/ Knut A. Olson                          November 27, 2017
             Knut A. Olson
              (Attorney-in-Fact)